SCHEDULE OF CONTRACT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue from Contract with Customer [Abstract]
Balance at the beginning of the period		¥ 306,112	¥ 363,228	¥ 359,801
Revenue recognized that was included in the contract liabilities balance at the beginning of the year		(72,158)	(80,856)	(92,339)
Other operating income recognized that was included in the contract liabilities balance at the beginning of the year			(49,530)
Increase due to cash received, excluding amount recognized as revenue during the year		65,529	73,270	95,766
Balance at the end of the period	$ 42,825	¥ 299,483	¥ 306,112	¥ 363,228